SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			October 26, 2001
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	134

Form 13F Information Table Value Total:	850,784
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Abbott Lab.          Common         002824100    2,127     41,015 SOLE                 40,315               700
ADC Telecomm. Inc.   Common         000886101      168     48,250 SOLE                 43,350             4,900
AES Corporation      Common         00130H105   10,599    826,730 SOLE                728,630            98,100
Affiliated Computer SClass A        008190100      686      8,425 SOLE                  7,850               575
Alkermes Inc         Common         01642T108      402     20,550 SOLE                 19,500             1,050
Ambac Fin. Grp.      Common         023139108    3,760     68,718 SOLE                 67,893               825
Amdocs Limited       Common         G02602103    7,974    299,225 SOLE                262,675            36,550
Amer. Home Prod.     Common         026609107      749     12,850 SOLE                 12,650               200
Amer. Int'l Grp.     Common         026874107   26,446    339,056 SOLE                298,358            40,698
Amer. Water Works    Common         030411102      444     11,250 SOLE                 10,550               700
Amgen Inc.           Common         031162100      259      4,400 SOLE                  4,400                 0
Analog Devices       Common         032654105      637     19,475 SOLE                 19,325               150
Anchor BanCorp.      Common         032839102      332     20,000 SOLE                 20,000                 0
Apogent Tech.        Common         03760A101      556     23,250 SOLE                 21,800             1,450
Applera Corp-Celera  Com Ce Gen Grp 038020202      372     15,450 SOLE                 14,500               950
Applied Materials    Common         038222105    2,051     72,131 SOLE                 71,081             1,050
AT&T Corp.           Common         001957109   13,276    687,851 SOLE                615,430            72,421
AT&T Wireless Serv   Common         00209A106    1,077     72,069 SOLE                 71,618               451
Atmel Corporation    Common         049513104    8,882  1,329,575 SOLE              1,174,800           154,775
Automatic Data ProcesCommon         053015103      538     11,445 SOLE                 11,080               365
Avon Products Inc.   Common         054303102      769     16,625 SOLE                 16,125               500
B.J. Services        Common         055482103   13,842    778,075 SOLE                685,425            92,650
Banc One Corp.       Common         06423A103   17,825    566,426 SOLE                499,126            67,300
Bank of America      Common         060505104      279      4,779 SOLE                  4,779                 0
Baxter Intl.         Common         071813109    1,172     21,291 SOLE                 19,391             1,900
BEA Systems Inc.     Common         073325102   16,875  1,759,625 SOLE              1,565,200           194,425
Biogen Inc.          Common         090597105    1,831     32,945 SOLE                 31,370             1,575
Biomet, Inc.         Common         090613100      510     17,450 SOLE                 16,350             1,100
BP Amoco             Sponsored ADR  055622104      201      4,090 SOLE                      0             4,090
Brinker Intl Inc.    Common         109641100      301     12,750 SOLE                 11,950               800
Bristol Myers Squib  Common         110122108   41,590    748,568 SOLE                668,957            79,611
Brocade CommunicationCommon         111621108    5,723    407,925 SOLE                351,425            56,500
Burlington Resources Common         122014103      350     10,219 SOLE                  9,500               719
CDW Computer Cntr.   Common         125129106      817     22,575 SOLE                 22,375               200
CVS Corporation      Common         126650100   15,293    460,625 SOLE                405,940            54,685
Cardinal Health Inc. Common         14149Y108    3,091     41,803 SOLE                 39,705             2,098
Cendant Corp.        Common         151313103   21,176  1,654,414 SOLE              1,474,715           179,699
Ciena Corporation    Common         171779101    7,864    764,275 SOLE                660,975           103,300
Cirrus Logic Inc.    Common         172755100      438     59,000 SOLE                 55,300             3,700
Citigroup Inc.       Common         172967101   25,956    640,877 SOLE                568,510            72,367
Coca Cola Company    Common         191216100   12,024    256,646 SOLE                229,131            27,515
Coca Cola Enterpr.   Common         191219104      440     28,700 SOLE                 26,900             1,800
Comcast Corp.        Class A        200300200    3,686    102,750 SOLE                100,475             2,275
Computer Sciences    Common         205363104   12,092    364,560 SOLE                321,860            42,700
Curagen Corp.        Common         23126R202      617     31,950 SOLE                 29,950             2,000
D S T Systems        Common         233326107    2,719     62,875 SOLE                 61,275             1,600
Danaher Corp.        Common         235851102      427      9,050 SOLE                  8,500               550
Dell Computer Corp.  Common         247025109   10,276    554,537 SOLE                489,387            65,150
Du Pont E.I. De Nem. Common         263534109    1,565     41,704 SOLE                 41,355               349
Dun & Bradstreet     Common         26483B106      857     30,600 SOLE                 29,600             1,000
EMC Corp.            Common         268648102    2,369    201,624 SOLE                198,215             3,409
Energizer Holding    Common         29266R108    2,229    134,108 SOLE                128,935             5,173
Enterasys Networks   Common         293637104      250     38,725 SOLE                 37,850               875
Enzo Biochem Inc.    Common         294100102      187     11,000 SOLE                 10,600               400
Exxon Mobil          Common         30231G102      361      9,166 SOLE                  9,166                 0
Fannie Mae           Common         313586109    3,562     44,490 SOLE                 43,891               599
First Data Corp.     Common         319963104    3,164     54,314 SOLE                 52,883             1,431
Fortune Brands       Common         349631101    1,157     34,550 SOLE                 33,175             1,375
Gap Inc.             Common         364760108      266     22,275 SOLE                 20,825             1,450
General Electric     Common         369604103   41,803  1,123,742 SOLE              1,005,718           118,024
Gillette Company     Common         375766102   17,860    599,325 SOLE                535,125            64,200
Glaxosmithkline PLC  Sponsored ADR  37733W105      314      5,599 SOLE                  5,599                 0
Golden West Fin.     Common         381317106      745     12,825 SOLE                 12,025               800
Greenpoint Financial Common         395384100      450     12,825 SOLE                 12,025               800
H & R Block, Inc.    Common         093671105    1,068     27,700 SOLE                 26,450             1,250
Hershey Foods Corp.  Common         427866108      677     10,350 SOLE                 10,325                25
Honeywell Intl.      Common         438516106      296     11,200 SOLE                 10,950               250
Human Genome         Common         444903108   12,152    393,150 SOLE                347,850            45,300
I2 Technologies      Common         465754109      430    124,900 SOLE                117,300             7,600
ICN Pharmaceutical   Common         448924100      514     19,500 SOLE                 18,300             1,200
IDEC Pharmaceuticals Common         449370105   12,100    244,100 SOLE                215,000            29,100
IDT Corporation      Common         448947101      650     56,550 SOLE                 53,000             3,550
Intel Corp.          Common         458140100   18,031    882,120 SOLE                786,401            95,719
Intl. Business Mach. Common         459200101      777      8,470 SOLE                  8,470                 0
Intl. Rectifier Corp.Common         460254105      511     18,750 SOLE                 17,550             1,200
Ivax Corporation     Common         465823102      456     20,562 SOLE                 19,262             1,300
Johnson & Johnson    Common         478160104      957     17,280 SOLE                 17,130               150
JP Morgan Chase Co   Common         46625H100      265      7,746 SOLE                  7,448               298
Kimberly Clark       Common         494368103      248      4,000 SOLE                  3,750               250
King Pharmaceuticals Common         495582108      444     10,591 SOLE                  9,941               650
Knight-Ridder Inc.   Common         499040103      466      8,350 SOLE                  7,825               525
Kroger Co.           Common         501044101   17,639    715,870 SOLE                632,304            83,566
Lauder, Estee Cos.   Class A        518439104      512     15,450 SOLE                 14,350             1,100
Liberty Media Corp.  Common SeriesA 530718105   29,902  2,354,518 SOLE              2,106,361           248,157
Lilly Eli & Co.      Common         532457108    1,804     22,350 SOLE                 21,950               400
Lincare Holdings     Common         532791100      464     17,475 SOLE                 16,375             1,100
Linear Tech Corp.    Common         535678106    1,252     38,175 SOLE                 37,925               250
M G I C Investment   Common         552848103      848     12,975 SOLE                 12,925                50
Marshall & Ilsley    Common         571834100      650     11,474 SOLE                 11,474                 0
MBNA Corporation     Common         55262L100   29,980    989,764 SOLE                875,214           114,550
Mc Donalds Corp.     Common         580135101   12,720    468,665 SOLE                416,875            51,790
Merck & Co. Inc.     Common         589331107   19,327    290,200 SOLE                260,300            29,900
Microsoft Corp.      Common         594918104   31,984    625,044 SOLE                560,119            64,925
Millennium Pharma.   Common         599902103      357     20,100 SOLE                 19,050             1,050
Nextel Comm. Inc.    Class A        65332V103      416     48,200 SOLE                 45,200             3,000
Nisource, Inc.       Common         65473P105      662     28,407 SOLE                 28,050               357
Nortel Networks      Common         656568102      728    129,762 SOLE                125,405             4,357
Nvidia Corporation   Common         67066G205      293     10,650 SOLE                 10,000               650
Ocean Energy Inc.    Common         67481E106      280     17,150 SOLE                 16,100             1,050
Omnicom Group Inc.   Common         681919106   12,380    190,750 SOLE                169,300            21,450
Oracle Corp.         Common         68389X105    1,382    109,845 SOLE                107,945             1,900
Oxford Hlth Plans    Common         691471106      539     18,975 SOLE                 17,775             1,200
Parametric Tech.     Common         699173100      580    111,750 SOLE                104,750             7,000
Paychex Inc.         Common         704326107   13,284    421,593 SOLE                372,318            49,275
Pentair Inc.         Common         709631105      578     18,800 SOLE                 17,600             1,200
Pepsico, Inc.        Common         713448108    2,076     42,813 SOLE                 41,669             1,144
Pfizer, Inc.         Common         717081103   43,233  1,078,135 SOLE                964,812           113,323
Phillips Petroleum   Common         718507106   14,702    272,567 SOLE                240,292            32,275
PMI Group Inc.       Common         69344M101      523      8,375 SOLE                  7,900               475
Precision Castparts  Common         740189105      687     30,925 SOLE                 29,025             1,900
Proctor & Gamble     Common         742718109    2,940     40,386 SOLE                 39,915               471
Protein Design Labs  Common         74369L103      385      8,150 SOLE                  7,750               400
Quest Diagonstics    Common         74834L100      608      9,850 SOLE                  9,225               625
Ralston Purina Co.   Com Ral-Pur GP 751277302      803     24,487 SOLE                 22,987             1,500
Rational Software    Common New     75409P202      492     56,800 SOLE                 53,250             3,550
Reynolds & Reynolds  Class A        761695105      555     23,800 SOLE                 22,300             1,500
Riverstone Networks  Common         769320102      106     20,272 SOLE                 19,826               446
Roslyn Bancorp       Common         778162107      786     42,450 SOLE                 39,800             2,650
Royal Dutch Petro.   NY reg Gld 1.25780257804      586     11,660 SOLE                 11,527               133
Schering Plough      Common         806605101   33,993    916,250 SOLE                817,050            99,200
Schlumberger Ltd.    Common         806857108    1,393     30,480 SOLE                 29,131             1,349
Siebel Systems Inc   Common         826170102    9,285    713,700 SOLE                629,100            84,600
Sprint Corp. PCS Grp Com fon group  852061506   13,428    510,775 SOLE                450,575            60,200
Sprint Corporation   Com fon group  852061100   17,635    734,475 SOLE                647,625            86,850
Starbucks Corp.      Common         855244109      247     16,550 SOLE                 16,550                 0
Suiza Foods Corp.    Common         865077101    1,801     28,525 SOLE                 28,125               400
Sungard Data Systems Common         867363103      272     11,650 SOLE                 10,950               700
Target Corporation   Common         87612E106    1,698     53,480 SOLE                 51,598             1,882
Tellabs Inc.         Common         879664100   15,765  1,595,606 SOLE              1,423,856           171,750
Titan PharmaceuticalsCommon         888314101       66     10,550 SOLE                 10,550                 0
Tootsie Roll Inds.   Common         890516107      434     11,350 SOLE                 10,650               700
Toys R Us, Inc.      Common         892335100    1,612     93,550 SOLE                 90,200             3,350
Trigon Healthcare    Common         89618L100      593      9,050 SOLE                  8,450               600
Tyco Intl. Ltd.      Common         902124106   16,369    359,765 SOLE                320,045            39,720
U S Bancorp.         Common         902973304   20,014    902,336 SOLE                787,361           114,975
Untd Technologies    Common         913017109   17,028    366,190 SOLE                321,040            45,150
USA Networks Inc.    Common         902984103      380     21,150 SOLE                 19,800             1,350
Valero Energy Corp   Common         91913Y100      362     10,325 SOLE                  9,700               625
Veritas Software     Common         923436109    2,871    155,683 SOLE                152,942             2,741
Vertex PharmaceuticalCommon         92532F100      362     20,050 SOLE                 19,000             1,050
Vishay Intertech.    Common         928298108      527     28,650 SOLE                 26,850             1,800
Vulcan Materials     Common         929160109      692     16,025 SOLE                 15,025             1,000
Walgreen Company     Common         931422109    2,957     85,891 SOLE                 84,110             1,781
Walmart Stores       Common         931142103    1,935     39,090 SOLE                 38,990               100
Washington Mutual    Common         939322103    4,839    125,750 SOLE                120,138             5,612
Weatherford Intl.    Common         947074100      504     19,750 SOLE                 18,750             1,000
Williams Co. Inc.    Common         969457100      599     21,950 SOLE                 21,250               700
Williams Comm. Grp   Class A        969455104      617    522,526 SOLE                494,051            28,475
Xerox Corporation    Common         984121103    8,763  1,130,650 SOLE                996,625           134,025

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